Activities of Orange Bank (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Schedule of commitments relating to operating activities

(in millions of euros)	Total	Less than one year	From one to five years	More than five years
Operating activities commitments	17,358	4,953	7,763	4,642
Operating leases commitments	6,047	952	2,521	2,574
Handsets purchase commitments	2,889	1,526	1,363	-
Transmission capacity purchase commitments	911	284	441	186
Other goods and services purchase commitments	3,445	1,161	1,767	517
Investment commitments	794	566	169	59
Public initiative networks commitments	2,101	193	1,026	882
Guarantees granted to third parties in the ordinary course of business	1,171	271	476	424

(in millions of euros)	Discounted value of future lease payments	Minimum future lease payments
Property lease commitments	4,697	5,920
o/w technical activities	2,963	3,797
o/w shops/offices activities	1,734	2,123

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Assets held under finance leases	528	552	545
Non-current pledged or mortgaged assets (1)	107	121	259
Collateralized current assets	19	27	46
Total	654	700	850

(1) Non-current pledged or mortgaged assets are shown excluding cash collateral deposits, which are presented in Note 11.7.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

December 31, 2017	Total in statement of financial position (a)	Amount of asset pledged or mortgaged (b)	Percentage (a)/(b)
(in millions of euros)
Intangibles assets, net (excluding goodwill)	14,339	107	1%
Property, plant and equipment, net	26,665	-	-
Non-current financial assets	3,711	-	-
Other (1)	29,320	-	-
Total	74,035	107	0%

(1) This item mainly includes net goodwill, interests in associates, net deferred tax assets and non-current derivatives assets.

Orange Bank [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange consolidated financial statements	O/w telecom activities	Note	O/w Orange Bank	Note	O/w eliminations telecom activities / bank
Non-current financial assets	3,711	2,274	11.7	1,464	15.1.2	(27) (1)
Non-current derivatives, assets	213	200	11.8	13	15.1.4	-
Current loans and receivables of Orange Bank	3,096	-		3,096	15.1.1	-
Current financial assets	2,865	2,686	11.7	331	15.1.2	(152) (2)
Current derivatives, assets	34	34	11.8	-		-
Cash and cash equivalents	5,810	5,333		477		-

Non-current financial liabilities	26,293	26,293	11.3	27		(27) (1)
Non-current derivatives, liabilities	1,002	929	11.8	73	15.1.4	-
Current debts related to Orange Bank operations	4,660	-		4,660	15.1.3	-
Current financial liabilities	6,311	6,182	11.3	281	15.2.1	(152) (2)
Current derivatives, liabilities	34	34	11.8	-		-
(1) Loan granted by Orange SA to Orange Bank.
(2) Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank.

Schedule of loans and advances

	December 31, 2017	December 31, 2016
Overdrafts	1,000	1,084
Housing loans	765	719
Investment loans	246	264
Current accounts	31	70
Other	111	80
Total loans and receivables to customers (a)	2,153	2,217
Overnight deposits and loans	830	790
Loans and receivables (1)	55	53
Other	58	31
Total loans and receivables to credit institutions (b)	943	874

Total loans and receivables of Orange Bank (a) + (b)	3,096	3,091

(1) Centralization at the Caisse des Dépôts et Consignation of A passbooks accounts and sustainable development passbook accounts.

Schedule of financial assets

	December 31, 2017			December 31, 2016
(in millions of euros)	Non-current	Current	Total	Total
Assets held to maturity	611	4	615	713
Assets available for sale	791	4	795 (1)	745
Financial assets at fair value	-	171	171 (2)	237
Other financial assets	62	152	214 (3)	74
Total	1,464	331	1,795	1,769
(1) Debt securities only.
(2) Current investments at fair value for 171 million euros.

(3) Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank for 152 million of euros and cash collateral paid for 62 million euros.

Schedule of assets available for sale

(in millions of euros)	2017	2016
Assets available for sale in the opening balance	745	-
First integration of Orange Bank	15	1,018
Acquisitions	325	-
Repayments and disposals	(301)	(268)
Change in fair value recognized in other comprehensive income during the period	3	(5)
Reclassifications and other items	8	-
Assets available for sale in the closing balance	795	745

Schedule of other comprehensive income

(in millions of euros)	2017	2016
Profit (loss) recognized in other comprehensive income during the period	3	(5)
Reclassification in net income during the period	-	-
Other comprehensive income related to Orange Bank	3	(5)

Schedule of debts related to banking activities

(in millions of euros)	December 31, 2017	December 31, 2016
Current accounts	2,800	3,087
Passbooks and special savings accounts	716	672
Other	169	151
Customers borrowings and deposits (a)	3,685	3,910
Term borrowings and advances	466	454
Other	509	-
Total debts with financial institution (b)	975	454

Total debts related to Orange Bank operations (a) + (b)	4,660	4,364

Schedule of remaining term to maturity of financial assets and liabilities

(in millions of euros)	Note	December 31, 2017	2018	2019 to 2022	2023 and beyond
Loans and receivables to customers	15.1.1	2,153	545	1,180	428
Loans and receivables to credit institutions	15.1.1	943	939	3	1
Investments held to maturity	15.1.2	615	46	359	210
Assets available for sale	15.1.2	795	114	337	344
Investments at fair value	15.1.2	171	164	7	-
Other financial assets and derivatives		227 (1)	214	13	-
Total financial assets		4,904	2,022	1,899	983
Customers borrowings and deposits	15.1.3	3,685	3,677	5	3
Debts with credit institutions	15.1.3	975	529	443	3
Commercial papers		281	86	195	-
Other financial liabilities and derivatives		100 (2)	-	-	100
Total financial liabilities		5,041	4,292	643	106

(1) Including the Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank for 152 million euros, the bank cash collateral paid for 62 million euros and derivatives assets for 13 million euros.

(2) Including derivatives liabilities for 73 million euros and loan from Orange group to Orange Bank for 27 million euros.

Schedule of the fair value of financial assets and liabilities

			December 31, 2017
(in millions of euros)	Note	Classification under IAS 39 (1)	Book value	Estimated fair value	Level 1 and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,096	3,096	-	3,096	-
Financial assets, excluding derivatives	15.1.2		1,795	1,785	1,482	303	-
Assets held to maturity		HTM	615	605	581	24	-
Assets available for sale		AFS	795	795	730	65	-
Investments at fair value		FVR	171	171	171	-	-
Other		L&R	214	214	-	214	-
Cash and cash equivalent			477	477	477	-	-
Trade payables		LAC	93	93	-	93	-
Debts related to Orange Bank operations	15.1.3	LAC	4,660	4,660	-	4,660	-
Financial liabilities, excluding derivatives		LAC	308	308	-	252	56
Derivatives, net amount (2)	15.1.4		60	60	-	73	(13)

(1) "HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2) IAS 39 classification for derivatives instruments depends on their hedging qualification.

			December 31, 2016
(in millions of euros)	Note	Classification under IAS 39 (1)	Book value	Estimated fair value	Level 1 and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,091	3,091	-	3,091	-
Financial assets, excluding derivatives	15.1.2		1,769	1,713	1,251	389	74
Assets held to maturity		HTM	713	658	592	66	-
Assets available for sale		AFS	745	745	659	86	-
Investments at fair value		FVR	237	237	-	237	-
Other		L&R	74	74	-	-	74
Cash and cash equivalent			89	89	89	-	-
Trade payables		LAC	52	52	-	52	-
Debts related to Orange Bank operations	15.1.3	LAC	4,364	4,364	-	4,364	-
Financial liabilities, excluding derivatives		LAC	170	170	-	170	-
Derivatives, net amount(2)	15.1.4		55	55	-	-	55

(1) "HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2) IAS 39 classification for derivatives instruments depends on their hedging qualification.

Schedule of commitments relating to operating activities

Commitments given

(in millions of euros)	December 31, 2017
Financing commitments	465
Given to customers (1)	465
Guarantee commitments	17
Property lease commitments	31
Total	513
(1) Includes 145 million euros of documentary credits and 320 million euros of confirmed credit lines.

Commitments received

(in millions of euros)	December 31, 2017
Guarantee commitments	778
Received from banks (1)	577
Received from customers	201
Total	778
(1) Relates to guarantees received in order to counter-guarantee the distributed loans.

Schedule of assets covered by commitments
(in millions of euros)	December 31, 2017	December 31, 2016
Assets pledged as security to lending financial institutions as guarantees for bank loans	838	1,365
Total	838	1,365